RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Schedule Of Assumptions For Monoclonal Antibody Product) (Details) (Funding Arrangement [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 mAb Funding Arrangement [Member]	Dec. 31, 2012 Pipeline Funding Arrangement [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk-free interest rate	0.25%	0.28%	0.11%
Expected volatility	55.65%	47.46%	48.02%
Expected life	1 year 6 months	2 years 3 months	6 months
Expected dividend yield	0.00%	0.00%	0.00%